Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
		Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
					Amounts not set off in the balance sheet
		Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 14)	1	322,422	(110,425)	211,997	(156,088)	(11,092)	(37,302)	7,515	7,821	219,818
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		15,893	—	15,893	(430)	(15,462)	—	1	1,227	17,120
– non-trading assets		265,666	(105,776)	159,890	(3,714)	(155,973)	(49)	154	41,663	201,553
Loans and advances to customers	3	42,091	(10,424)	31,667	(26,390)	—	(181)	5,096	619	32,286
At 31 Dec 2017		646,072	(226,625)	419,447	(186,622)	(182,527)	(37,532)	12,766	51,330	470,777

Derivatives (Note 14)	1	387,999	(106,555)	281,444	(210,067)	(11,647)	(40,188)	19,542	9,428	290,872
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		9,859	—	9,859	(475)	(9,383)	—	1	348	10,207
– non-trading assets		222,485	(87,929)	134,556	(4,779)	(129,373)	(215)	189	26,418	160,974
Loans and advances to customers	3	46,296	(14,602)	31,694	(24,459)	—	(248)	6,987	743	32,437
At 31 Dec 2016		666,639	(209,086)	457,553	(239,780)	(150,403)	(40,651)	26,719	36,937	494,490

Financial liabilities
Derivatives (Note 14)	1	321,932	(110,425)	211,507	(156,072)	(14,342)	(28,666)	12,427	5,314	216,821
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		10,555	—	10,555	(430)	(9,615)	—	510	63	10,618
– non-trading liabilities		187,268	(105,776)	81,492	(7,165)	(74,048)	(240)	39	48,510	130,002
Customer accounts	4	42,533	(10,424)	32,109	(26,390)	—	(188)	5,531	158	32,267
At 31 Dec 2017		562,288	(226,625)	335,663	(190,057)	(98,005)	(29,094)	18,507	54,045	389,708

Derivatives (Note 14)	1	378,571	(106,555)	272,016	(210,035)	(15,512)	(33,754)	12,715	7,803	279,819
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		5,034	—	5,034	(475)	(4,515)	—	44	37	5,071
– non-trading liabilities		148,443	(87,929)	60,514	(6,202)	(54,126)	(146)	40	28,444	88,958
Customer accounts	4	45,422	(14,602)	30,820	(24,459)	—	(248)	6,113	228	31,048
At 31 Dec 2016		577,470	(209,086)	368,384	(241,171)	(74,153)	(34,148)	18,912	36,512	404,896

1
At 31 December 2017, the amount of cash margin received that had been offset against the gross derivatives assets was $6,324m (2016: $3,720m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $5,196m (2016: $5,862m).

2
For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $17,120m (2016: $10,207m) and ‘Trading liabilities’ $10,618m (2016: $5,071m), see the ‘Funding sources and uses’ table on page 147.

3	At 31 December 2017, the total amount of ‘Loans and advances to customers’ was $962,964m (2016: $861,504m) of which $31,667m (2016: $31,694m) was subject to offsetting.

4	At 31 December 2017, the total amount of ‘Customer accounts’ was $1,364,462m (2016: $1,272,386m) of which $32,109m (2016: $30,820m) was subject to offsetting.

5	These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.